Supplementary Financial Statement Information (Details) - Schedule of Financial income (expenses) ,net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Income Expenses, Net [Abstract]
Exchange rate differences	$ (115)	$ (38)	$ (181)
Bank and other fees	(10)	(30)	(11)
Remeasurement of financial instruments		28	40
Other financing expenses	(24)	(7)	(23)
Interest on bank deposits	321	219
Financial income (expenses), net	$ 172	$ 172	$ (175)